Derivative Financial Instruments - Forward foreign exchange contracts (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 SGD ($) contract $ / $ $ / € $ / ¥	Jun. 30, 2020 JPY (¥) contract $ / $ $ / € $ / ¥	Jun. 30, 2020 USD ($) contract $ / $ $ / € $ / ¥
Forward foreign exchange contracts
Unrealized gain/(loss) on derivative financial instruments held for trading	$ (9,140)	$ (30,781)	$ (80,472)	$ (51,931)
Forward foreign exchange contracts held for trading
Forward foreign exchange contracts
Unrealized gain/(loss) on derivative financial instruments held for trading	$ 748	$ 1,170	$ (604)	$ 774
Forward foreign exchange contracts held for trading | EUR
Forward foreign exchange contracts
Notional amount							$ 24,000
Forward foreign exchange contracts held for trading | SGD
Forward foreign exchange contracts
Notional amount					$ 4,500
Forward foreign exchange contracts held for trading | JPY
Forward foreign exchange contracts
Notional amount | ¥						¥ 29,397
GasLog with counterparty ABN Amro Bank NV ("ABN"), trade in November 2019, settlement in July to December 2020 | EUR
Forward foreign exchange contracts
Trade date			November 2019
Number of contracts | contract					6	6	6
Settlement Date			July-December 2020
Notional amount							$ 6,000
GasLog with counterparty ABN Amro Bank NV ("ABN"), trade in November 2019, settlement in July to December 2020 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / €					1.1347	1.1347	1.1347
GasLog with counterparty ABN Amro Bank NV ("ABN"), trade in November 2019, settlement in July to December 2020 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / €					1.1452	1.1452	1.1452
GasLog with counterparty Citibank, trade in November 2019, settlement in July to December 2020 | EUR
Forward foreign exchange contracts
Trade date			November 2019
Number of contracts | contract					6	6	6
Settlement Date			July-December 2020
Notional amount							$ 6,000
GasLog with counterparty Citibank, trade in November 2019, settlement in July to December 2020 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / €					1.1341	1.1341	1.1341
GasLog with counterparty Citibank, trade in November 2019, settlement in July to December 2020 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / €					1.1444	1.1444	1.1444
GasLog with counterparty HSBC Bank, Plc, trade in November 2019, settlement In September To December 2020 | EUR
Forward foreign exchange contracts
Trade date			November 2019
Number of contracts | contract					4	4	4
Settlement Date			Sept-December 2020
Notional amount							$ 4,000
GasLog with counterparty HSBC Bank, Plc, trade in November 2019, settlement In September To December 2020 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / €					1.1348	1.1348	1.1348
GasLog with counterparty HSBC Bank, Plc, trade in November 2019, settlement In September To December 2020 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / €					1.1410	1.1410	1.1410
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), trade in November 2019, settlement In September To December 2020 | EUR
Forward foreign exchange contracts
Trade date			November 2019
Number of contracts | contract					4	4	4
Settlement Date			Sept-December 2020
Notional amount							$ 4,000
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), trade in November 2019, settlement In September To December 2020 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / €					1.1357	1.1357	1.1357
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), trade in November 2019, settlement In September To December 2020 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / €					1.1419	1.1419	1.1419
GasLog with counterparty Oversea-Chinese Banking Corporation Limited ("OCBC Bank"), trade in November 2019, settlement In July To August 2020 | EUR
Forward foreign exchange contracts
Trade date			November 2019
Number of contracts | contract					2	2	2
Settlement Date			July-August 2020
Fixed Exchange Rate | $ / €					1.1305	1.1305	1.1305
Notional amount							$ 4,000
GasLog with counterparty Oversea-Chinese Banking Corporation Limited ("OCBC Bank"), trade in November 2019, settlement In July To September 2020 | SGD
Forward foreign exchange contracts
Trade date			November 2019
Number of contracts | contract					3	3	3
Settlement Date			July-September 2020
Fixed Exchange Rate | $ / $					1.3524	1.3524	1.3524
Notional amount					$ 1,500
GasLog with counterparty Citibank, trade in February 2020, settlement In July To September 2020 | SGD
Forward foreign exchange contracts
Trade date			February 2020
Number of contracts | contract					3	3	3
Settlement Date			July-September 2020
Notional amount					$ 3,000
GasLog with counterparty Citibank, trade in February 2020, settlement In July To September 2020 | SGD | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / $					1.3861	1.3861	1.3861
GasLog with counterparty Citibank, trade in February 2020, settlement In July To September 2020 | SGD | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / $					1.3867	1.3867	1.3867
GasLog with counterparty Citibank, settlement in November 2020 | JPY
Forward foreign exchange contracts
Trade date			December 2019
Number of contracts | contract					1	1	1
Settlement Date			November 2020
Fixed Exchange Rate | $ / ¥					107.3409	107.3409	107.3409
Notional amount | ¥						¥ 29,397